Income Taxes - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Income Taxes [Line Items]
Dividend withholding tax	¥ 0
High And New Technology Enterprise
Income Taxes [Line Items]
Extended period for tax losses carried forward to offset future taxable income	10 years
Cayman Islands
Income Taxes [Line Items]
Withholding taxes	¥ 0
Hong Kong
Income Taxes [Line Items]
Withholding taxes	¥ 0
Statutory income tax rate	16.50%
Singapore
Income Taxes [Line Items]
Withholding taxes	¥ 0
Statutory income tax rate	17.00%
Preferential income tax rate	10.00%
Preferential income tax rate exemption period	5 years
Income tax preferential period commencing date	Sep. 15, 2020
China
Income Taxes [Line Items]
Statutory income tax rate	25.00%
Percentage of withholding tax	10.00%
Period for tax losses carried forward to offset future taxable income	5 years
Uncertain tax positions, interest and penalties	¥ 0	¥ 0	¥ 0
China | Other Subsidiaries and Consolidated VIEs and VIE's Subsidiaries
Income Taxes [Line Items]
Statutory income tax rate	25.00%
China | PRC Subsidiaries | Earliest Tax Year
Income Taxes [Line Items]
Tax years remain open to examination by respective taxing jurisdictions	2015
China | PRC Subsidiaries | Latest Tax Year
Income Taxes [Line Items]
Tax years remain open to examination by respective taxing jurisdictions	2020
China | PRC Subsidiaries | Maximum
Income Taxes [Line Items]
Time period that tax authorities could conduct examinations of entity's tax filings	5 years
China | High And New Technology Enterprise
Income Taxes [Line Items]
Preferential income tax rate	15.00%
Preferential income tax rate exemption period	3 years
China | High And New Technology Enterprise | Beijing QIYI Century, Shanghai Zhong Yuan and Beijing iQIYI
Income Taxes [Line Items]
Preferential income tax rate	15.00%
Income tax holiday expiration year	2021 or 2022
China | Software Enterprise
Income Taxes [Line Items]
Preferential income tax rate	12.50%
Preferential income tax rate exemption period	2 years
Period of reduced preferential income tax rate	3 years
China | Software Enterprise | Chengdu Skymoons Interactive Network Game Co.,Ltd
Income Taxes [Line Items]
Preferential income tax exemption start year	2017
China, Hong Kong and Singapore
Income Taxes [Line Items]
Tax losses	¥ 6,529,485,000	¥ 4,641,219,000		$ 1,000,687